Acquisitions and Dispositions (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Nov. 01, 2010
Acquisitions and Dispositions [Abstract]
Business Acquisition Description		ALICO is an international life insurance company, providing consumers and businesses with products and services for life insurance, accident and health insurance, retirement and wealth management solutions.
Amount of goodwill resulting from the Acquisition estimated to be deductible for tax purposes		$ 4,000,000,000
Goodwill			6,998,000,000
Negative VOBA	7,000,000	4,422,000,000
Description of the basis for determining the amount of the indemnification assets		Valuation is inaccordance with the indemnification provisions of the contracts.
Value of indemnification assets			574,000,000
Cash consideration paid for business acquisition			7,200,000,000
Amount of tax deductible goodwill resulting from the Acquisition estimated to be deductible for U.S. tax purposes		573,000,000
Liability recognized in purchase accounting for the costs associated with restructuring foreign branches into subsidiaries			277,000,000
Business Acquisition [Line Items]
Total value of shares transferred to the seller		3,000,000,000	9,200,000,000
Equity Units, Shares Transferred		40,000,000
Stock Purchase Contracts, Minimum Shares of Common Stock issued from Settlement		67,800,000
Stock Purchase Contracts, Maximum Shares of Common Stock issued from Settlement		84,700,000
Equity Units Stated Interest Percentage		5.00%
Stock Purchase Contracts, Average Stated Interest Rate		3.02%
Debt Instrument, Interest Rate, Average Stated		1.98%
Trademarks [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Assets, Useful Life, Minimum		5
Finite-Lived Intangible Assets, Useful Life, Maximum		10
Acquired Finite-lived Intangible Asset, Amount		47,000,000
Alico Transaction [Member]
Business Acquisition [Line Items]
Equity Units, Shares Transferred		40,000,000
Equity Units Stated Interest Percentage		5.00%
Stock Purchase Contracts, Average Stated Interest Rate		3.02%
Debt Instrument, Interest Rate, Average Stated		1.98%
Common Stock
Business Acquisition [Line Items]
Total value of shares transferred to the seller			3,200,000,000
Convertible Preferred Stock
Business Acquisition [Line Items]
Total value of shares transferred to the seller			2,805,000,000
Equity Units
Business Acquisition [Line Items]
Total value of shares transferred to the seller			3,189,000,000
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] | Common Stock
Business Acquisition [Line Items]
Equity Units, Shares Transferred		78,239,712
Lower range of aggregate common shares expected to be issued to the seller		214,600,000
Upper range of aggregate common shares expected to be issued to the seller		231,500,000
Stock Purchase Contracts, Minimum Shares of Common Stock issued from Settlement		67,800,000
Stock Purchase Contracts, Maximum Shares of Common Stock issued from Settlement		84,700,000
Price per share of common stock issued		$ 40.90
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] | Convertible Preferred Stock
Business Acquisition [Line Items]
Equity Units, Shares Transferred		6,857,000
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] | Equity Units
Business Acquisition [Line Items]
Total value of shares transferred to the seller			$ 3,000,000,000
American Life Insurance Company ("American Life") and Delaware American Life Insurance ("DelAm") [Member] | Convertible Common Shares
Business Acquisition [Line Items]
Equity Units, Shares Transferred		68,570,000